Shareholder Report	12 Months Ended	109 Months Ended
	Jul. 31, 2024 USD ($) Holding	Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AB CAP FUND, INC.
Entity Central Index Key	0000081443
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
C000028524
Shareholder Report [Line Items]
Fund Name	AB Small Cap Growth Portfolio
Class Name	Advisor Class
Trading Symbol	QUAYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Small Cap Growth Portfolio (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/BWM/QUAYX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/QUAYX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$92	0.88%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.88%
Performance Past Does Not Indicate Future [Text]
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Advisor Class (without sales charges)	10.01%	6.64%	10.38%
Advisor Class (with sales charges)	10.01%	6.64%	10.38%
S&P 500 Index	22.15%	15.00%	13.15%
Russell 2000 Growth Index	12.80%	7.64%	8.92%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 3,763,037,331	$ 3,763,037,331
Holdings Count | Holding	101	101
Advisory Fees Paid, Amount	$ 26,554,000
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$3,763,037,331
# of Portfolio Holdings	101
Portfolio Turnover Rate	78%
Total Advisory Fees Paid	$26,554,000

Holdings [Text Block]

Sector Allocation

Value	Value
Information Technology	23.2%
Health Care	22.1%
Industrials	20.0%
Consumer Discretionary	12.9%
Financials	7.9%
Consumer Staples	4.2%
Energy	3.6%
Materials	2.1%
Investment Companies	1.6%
Real Estate	1.0%
Short-Term Investments	3.9%
Other assets less liabilities	-2.5%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
SPS Commerce, Inc.	$77,372,832	2.1%
SPX Technologies, Inc.	$68,362,512	1.8%
Fabrinet	$67,328,366	1.8%
Modine Manufacturing Co.	$63,301,786	1.7%
Boot Barn Holdings, Inc.	$61,613,434	1.6%
CSW Industrials, Inc.	$61,312,136	1.6%
iShares Russell 2000 Growth ETF	$60,937,532	1.6%
Construction Partners, Inc. - Class A	$60,382,065	1.6%
StepStone Group, Inc. - Class A	$59,793,819	1.6%
PROCEPT BioRobotics Corp.	$58,675,415	1.6%
Total	$639,079,897	17.0%

Material Fund Change [Text Block]
C000028521
Shareholder Report [Line Items]
Fund Name	AB Small Cap Growth Portfolio
Class Name	Class A
Trading Symbol	QUASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Small Cap Growth Portfolio (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/BWM/QUASX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/QUASX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$118	1.13%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.13%
Performance Past Does Not Indicate Future [Text]
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A (without sales charges)	9.73%	6.38%	10.11%
Class A (with sales charges)	5.07%	5.45%	9.63%
S&P 500 Index	22.15%	15.00%	13.15%
Russell 2000 Growth Index	12.80%	7.64%	8.92%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 3,763,037,331	$ 3,763,037,331
Holdings Count | Holding	101	101
Advisory Fees Paid, Amount	$ 26,554,000
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$3,763,037,331
# of Portfolio Holdings	101
Portfolio Turnover Rate	78%
Total Advisory Fees Paid	$26,554,000

Holdings [Text Block]

Sector Allocation

Value	Value
Information Technology	23.2%
Health Care	22.1%
Industrials	20.0%
Consumer Discretionary	12.9%
Financials	7.9%
Consumer Staples	4.2%
Energy	3.6%
Materials	2.1%
Investment Companies	1.6%
Real Estate	1.0%
Short-Term Investments	3.9%
Other assets less liabilities	-2.5%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
SPS Commerce, Inc.	$77,372,832	2.1%
SPX Technologies, Inc.	$68,362,512	1.8%
Fabrinet	$67,328,366	1.8%
Modine Manufacturing Co.	$63,301,786	1.7%
Boot Barn Holdings, Inc.	$61,613,434	1.6%
CSW Industrials, Inc.	$61,312,136	1.6%
iShares Russell 2000 Growth ETF	$60,937,532	1.6%
Construction Partners, Inc. - Class A	$60,382,065	1.6%
StepStone Group, Inc. - Class A	$59,793,819	1.6%
PROCEPT BioRobotics Corp.	$58,675,415	1.6%
Total	$639,079,897	17.0%

Material Fund Change [Text Block]
C000028523
Shareholder Report [Line Items]
Fund Name	AB Small Cap Growth Portfolio
Class Name	Class C
Trading Symbol	QUACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Small Cap Growth Portfolio (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/BWM/QUACX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/QUACX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$196	1.88%

Expenses Paid, Amount	$ 196
Expense Ratio, Percent	1.88%
Performance Past Does Not Indicate Future [Text]
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C (without sales charges)	8.90%	5.58%	9.28%
Class C (with sales charges)	7.90%	5.58%	9.28%
S&P 500 Index	22.15%	15.00%	13.15%
Russell 2000 Growth Index	12.80%	7.64%	8.92%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 3,763,037,331	$ 3,763,037,331
Holdings Count | Holding	101	101
Advisory Fees Paid, Amount	$ 26,554,000
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$3,763,037,331
# of Portfolio Holdings	101
Portfolio Turnover Rate	78%
Total Advisory Fees Paid	$26,554,000

Holdings [Text Block]

Sector Allocation

Value	Value
Information Technology	23.2%
Health Care	22.1%
Industrials	20.0%
Consumer Discretionary	12.9%
Financials	7.9%
Consumer Staples	4.2%
Energy	3.6%
Materials	2.1%
Investment Companies	1.6%
Real Estate	1.0%
Short-Term Investments	3.9%
Other assets less liabilities	-2.5%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
SPS Commerce, Inc.	$77,372,832	2.1%
SPX Technologies, Inc.	$68,362,512	1.8%
Fabrinet	$67,328,366	1.8%
Modine Manufacturing Co.	$63,301,786	1.7%
Boot Barn Holdings, Inc.	$61,613,434	1.6%
CSW Industrials, Inc.	$61,312,136	1.6%
iShares Russell 2000 Growth ETF	$60,937,532	1.6%
Construction Partners, Inc. - Class A	$60,382,065	1.6%
StepStone Group, Inc. - Class A	$59,793,819	1.6%
PROCEPT BioRobotics Corp.	$58,675,415	1.6%
Total	$639,079,897	17.0%

Material Fund Change [Text Block]
C000028527
Shareholder Report [Line Items]
Fund Name	AB Small Cap Growth Portfolio
Class Name	Class I
Trading Symbol	QUAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Small Cap Growth Portfolio (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/BWM/QUAIX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/QUAIX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$90	0.86%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.86%
Performance Past Does Not Indicate Future [Text]
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class I (without sales charges)	10.04%	6.67%	10.42%
Class I (with sales charges)	10.04%	6.67%	10.42%
S&P 500 Index	22.15%	15.00%	13.15%
Russell 2000 Growth Index	12.80%	7.64%	8.92%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 3,763,037,331	$ 3,763,037,331
Holdings Count | Holding	101	101
Advisory Fees Paid, Amount	$ 26,554,000
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$3,763,037,331
# of Portfolio Holdings	101
Portfolio Turnover Rate	78%
Total Advisory Fees Paid	$26,554,000

Holdings [Text Block]

Sector Allocation

Value	Value
Information Technology	23.2%
Health Care	22.1%
Industrials	20.0%
Consumer Discretionary	12.9%
Financials	7.9%
Consumer Staples	4.2%
Energy	3.6%
Materials	2.1%
Investment Companies	1.6%
Real Estate	1.0%
Short-Term Investments	3.9%
Other assets less liabilities	-2.5%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
SPS Commerce, Inc.	$77,372,832	2.1%
SPX Technologies, Inc.	$68,362,512	1.8%
Fabrinet	$67,328,366	1.8%
Modine Manufacturing Co.	$63,301,786	1.7%
Boot Barn Holdings, Inc.	$61,613,434	1.6%
CSW Industrials, Inc.	$61,312,136	1.6%
iShares Russell 2000 Growth ETF	$60,937,532	1.6%
Construction Partners, Inc. - Class A	$60,382,065	1.6%
StepStone Group, Inc. - Class A	$59,793,819	1.6%
PROCEPT BioRobotics Corp.	$58,675,415	1.6%
Total	$639,079,897	17.0%

Material Fund Change [Text Block]
C000028526
Shareholder Report [Line Items]
Fund Name	AB Small Cap Growth Portfolio
Class Name	Class K
Trading Symbol	QUAKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Small Cap Growth Portfolio (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/BWM/QUAKX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/QUAKX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$116	1.11%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.11%
Performance Past Does Not Indicate Future [Text]
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class K (without sales charges)	9.75%	6.37%	10.11%
Class K (with sales charges)	9.75%	6.37%	10.11%
S&P 500 Index	22.15%	15.00%	13.15%
Russell 2000 Growth Index	12.80%	7.64%	8.92%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 3,763,037,331	$ 3,763,037,331
Holdings Count | Holding	101	101
Advisory Fees Paid, Amount	$ 26,554,000
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$3,763,037,331
# of Portfolio Holdings	101
Portfolio Turnover Rate	78%
Total Advisory Fees Paid	$26,554,000

Holdings [Text Block]

Sector Allocation

Value	Value
Information Technology	23.2%
Health Care	22.1%
Industrials	20.0%
Consumer Discretionary	12.9%
Financials	7.9%
Consumer Staples	4.2%
Energy	3.6%
Materials	2.1%
Investment Companies	1.6%
Real Estate	1.0%
Short-Term Investments	3.9%
Other assets less liabilities	-2.5%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
SPS Commerce, Inc.	$77,372,832	2.1%
SPX Technologies, Inc.	$68,362,512	1.8%
Fabrinet	$67,328,366	1.8%
Modine Manufacturing Co.	$63,301,786	1.7%
Boot Barn Holdings, Inc.	$61,613,434	1.6%
CSW Industrials, Inc.	$61,312,136	1.6%
iShares Russell 2000 Growth ETF	$60,937,532	1.6%
Construction Partners, Inc. - Class A	$60,382,065	1.6%
StepStone Group, Inc. - Class A	$59,793,819	1.6%
PROCEPT BioRobotics Corp.	$58,675,415	1.6%
Total	$639,079,897	17.0%

Material Fund Change [Text Block]
C000028525
Shareholder Report [Line Items]
Fund Name	AB Small Cap Growth Portfolio
Class Name	Class R
Trading Symbol	QUARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Small Cap Growth Portfolio (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/BWM/QUARX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/QUARX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$157	1.50%

Expenses Paid, Amount	$ 157
Expense Ratio, Percent	1.50%
Performance Past Does Not Indicate Future [Text]
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R (without sales charges)	9.33%	6.00%	9.72%
Class R (with sales charges)	9.33%	6.00%	9.72%
S&P 500 Index	22.15%	15.00%	13.15%
Russell 2000 Growth Index	12.80%	7.64%	8.92%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 3,763,037,331	$ 3,763,037,331
Holdings Count | Holding	101	101
Advisory Fees Paid, Amount	$ 26,554,000
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$3,763,037,331
# of Portfolio Holdings	101
Portfolio Turnover Rate	78%
Total Advisory Fees Paid	$26,554,000

Holdings [Text Block]

Sector Allocation

Value	Value
Information Technology	23.2%
Health Care	22.1%
Industrials	20.0%
Consumer Discretionary	12.9%
Financials	7.9%
Consumer Staples	4.2%
Energy	3.6%
Materials	2.1%
Investment Companies	1.6%
Real Estate	1.0%
Short-Term Investments	3.9%
Other assets less liabilities	-2.5%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
SPS Commerce, Inc.	$77,372,832	2.1%
SPX Technologies, Inc.	$68,362,512	1.8%
Fabrinet	$67,328,366	1.8%
Modine Manufacturing Co.	$63,301,786	1.7%
Boot Barn Holdings, Inc.	$61,613,434	1.6%
CSW Industrials, Inc.	$61,312,136	1.6%
iShares Russell 2000 Growth ETF	$60,937,532	1.6%
Construction Partners, Inc. - Class A	$60,382,065	1.6%
StepStone Group, Inc. - Class A	$59,793,819	1.6%
PROCEPT BioRobotics Corp.	$58,675,415	1.6%
Total	$639,079,897	17.0%

Material Fund Change [Text Block]
C000159958
Shareholder Report [Line Items]
Fund Name	AB Small Cap Growth Portfolio
Class Name	Class Z
Trading Symbol	QUAZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Small Cap Growth Portfolio (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/BWM/QUAZX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/QUAZX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$80	0.76%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.76%
Performance Past Does Not Indicate Future [Text]
Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 7/1/15
Class Z (without sales charges)	10.13%	6.75%	10.00%
Class Z (with sales charges)	10.13%	6.75%	10.00%
S&P 500 Index	22.15%	15.00%	13.50%
Russell 2000 Growth Index	12.80%	7.64%	7.72%

Performance Inception Date		Jul. 01, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 3,763,037,331	$ 3,763,037,331
Holdings Count | Holding	101	101
Advisory Fees Paid, Amount	$ 26,554,000
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$3,763,037,331
# of Portfolio Holdings	101
Portfolio Turnover Rate	78%
Total Advisory Fees Paid	$26,554,000

Holdings [Text Block]

Sector Allocation

Value	Value
Information Technology	23.2%
Health Care	22.1%
Industrials	20.0%
Consumer Discretionary	12.9%
Financials	7.9%
Consumer Staples	4.2%
Energy	3.6%
Materials	2.1%
Investment Companies	1.6%
Real Estate	1.0%
Short-Term Investments	3.9%
Other assets less liabilities	-2.5%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
SPS Commerce, Inc.	$77,372,832	2.1%
SPX Technologies, Inc.	$68,362,512	1.8%
Fabrinet	$67,328,366	1.8%
Modine Manufacturing Co.	$63,301,786	1.7%
Boot Barn Holdings, Inc.	$61,613,434	1.6%
CSW Industrials, Inc.	$61,312,136	1.6%
iShares Russell 2000 Growth ETF	$60,937,532	1.6%
Construction Partners, Inc. - Class A	$60,382,065	1.6%
StepStone Group, Inc. - Class A	$59,793,819	1.6%
PROCEPT BioRobotics Corp.	$58,675,415	1.6%
Total	$639,079,897	17.0%

Material Fund Change [Text Block]